Current and Non-Current Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Current and Non-Current Assets and Liabilities [Abstract]
Current and Non-Current Assets and Liabilities (actual & previous) [text block table]
Asset items as of December 31, 2021
	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2021
Cash and central bank balances	192,012	9	192,021
Interbank balances (w/o central banks)	7,318	24	7,342
Central bank funds sold and securities purchased under resale agreements	5,904	2,465	8,368
Securities borrowed	63	0	63
Financial assets at fair value through profit or loss	483,183	8,050	491,233
Financial assets at fair value through other comprehensive income	6,995	21,984	28,979
Equity method investments	0	1,091	1,091
Loans at amortized cost	133,266	338,803	472,069
Property and equipment	0	5,536	5,536
Goodwill and other intangible assets	0	6,824	6,824
Other assets	87,654	16,130	103,784
Assets for current tax	717	497	1,214
Total assets before deferred tax assets	917,111	401,414	1,318,525
Deferred tax assets			6,180
Total assets			1,324,705

Liability items as of December 31, 2021
	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2021
Deposits	582,924	21,472	604,396
Central bank funds purchased and securities sold under repurchase agreements	297	450	747
Securities loaned	24	0	24
Financial liabilities at fair value through profit or loss	398,204	2,653	400,857
Other short-term borrowings	4,034	0	4,034
Other liabilities	96,138	1,658	97,795
Provisions	2,641	0	2,641
Liabilities for current tax	411	189	600
Long-term debt	49,434	95,051	144,485
Trust preferred securities	528	0	528
Total liabilities before deferred tax liabilities	1,134,635	121,473	1,256,108
Deferred tax liabilities			498
Total liabilities			1,256,606

Asset items as of December 31, 2020
	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2020
Cash and central bank balances	166,208	0	166,208
Interbank balances (w/o central banks)	9,120	11	9,130
Central bank funds sold and securities purchased under resale agreements	4,728	3,805	8,533
Securities borrowed	0	0	0
Financial assets at fair value through profit or loss	515,653	12,327	527,980
Financial assets at fair value through other comprehensive income	14,393	41,441	55,834
Equity method investments	0	901	901
Loans at amortized cost	111,588	315,103	426,691
Property and equipment	0	5,549	5,549
Goodwill and other intangible assets	0	6,725	6,725
Other assets	94,685	15,675	110,360
Assets for current tax	300	686	986
Total assets before deferred tax assets	916,674	402,223	1,318,898
Deferred tax assets			6,063
Total assets			1,324,961

Liability items as of December 31, 2020
	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2020
Deposits	544,383	23,362	567,745
Central bank funds purchased and securities sold under repurchase agreements	1,830	495	2,325
Securities loaned	1,698	0	1,698
Financial liabilities at fair value through profit or loss	416,042	3,157	419,199
Other short-term borrowings	3,553	0	3,553
Other liabilities	112,617	1,591	114,208
Provisions	2,430	0	2,430
Liabilities for current tax	328	246	574
Long-term debt	59,613	89,550	149,163
Trust preferred securities	1,321	0	1,321
Total liabilities before deferred tax liabilities	1,143,814	118,402	1,262,216
Deferred tax liabilities			561
Total liabilities			1,262,777